Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at the beginning of the period	$ 354,907	$ 1,059,523
Balance at the end of the period	1,382,020	1,402,470
Current period addition	1,025,366	300,266
Foreign currency translation adjustment	$ 1,747	$ 42,681